CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)		12 Months Ended
		Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
OPERATING REVENUES
Total operating revenues		$ 56,515,732	¥ 403,686,223	¥ 290,297,984	¥ 203,548,005
COST OF REVENUES		(44,493,065)	(317,809,512)	(224,851,661)	(129,296,306)
GROSS PROFIT		12,022,667	85,876,711	65,446,323	74,251,699
OPERATING EXPENSES
Selling expenses		(377,260)	(2,694,728)	(3,526,803)	(6,692,316)
General and administrative expenses		(2,693,319)	(19,238,109)	(23,252,517)	(65,354,201)
Research and development expenses		(7,974,468)	(56,960,830)	(174,394,747)	(78,655,572)
Provision for expected credit loss		(613,014)	(4,378,701)	(2,492,478)	(857,713)
Change in fair value of warrant liability				62,543	372,961
Total operating expenses		(11,658,061)	(83,272,368)	(203,604,002)	(151,186,841)
LOSS FROM OPERATIONS		364,606	2,604,343	(138,157,679)	(76,935,142)
OTHER INCOME (EXPENSE)
Finance income, net		6,212,369	44,374,333	23,250,360	3,363,084
Investment income		(13,769,146)	(98,351,630)	42,298,644
Profit or loss on disposal of subsidiaries		43,591	311,369	5,904,530	(15,278,949)
Other income, net		124,317	887,982	5,010,560	3,124,103
Total other income (expenses), net		(7,388,869)	(52,777,946)	76,464,094	(8,791,762)
Loss before income taxes		(7,024,263)	(50,173,603)	(61,693,585)	(85,726,904)
Income tax credit (expense)				(2,538,650)	4,138,906
Net loss		(7,024,263)	(50,173,603)	(64,232,235)	(81,587,998)
Less: Net income (loss) attributable to non-controlling interests		355,619	2,540,154	(909,447)	(205,725)
NET LOSS ATTRIBUTABLE TO MICROCLOUD HOLOGRAM INC. ORDINARY SHAREHOLDERS		(7,379,882)	(52,713,757)	(63,322,788)	(81,382,273)
OTHER COMPREHENSIVE INCOME
Foreign currency translation adjustment		(4,633,415)	(33,096,020)	533,030	1,817,059
COMPREHENSIVE LOSS		(11,657,678)	(83,269,623)	(63,699,205)	(79,770,939)
Less: Comprehensive income (loss) attributable to non-controlling interests		355,619	2,540,154	(909,447)	(205,725)
COMPREHENSIVE LOSS ATTRIBUTABLE TO MICROCLOUD HOLOGRAM INC		$ (12,013,297)	¥ (85,809,777)	¥ (62,789,758)	¥ (79,565,214)
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES*
Weighted average number of ordinary shares outstanding - basic	[1]	13,176,414	13,176,414	319,503	6,552
Weighted average number of ordinary shares outstanding - diluted	[1]	13,176,414	13,176,414	319,503	6,552
LOSS PER SHARE*
Earnings per share - basic | (per share)	[1]	$ (0.56)	¥ (4.00)	¥ (198.19)	¥ (12,420.98)
Earnings per share - diluted | (per share)	[1]	$ (0.56)	¥ (4.00)	¥ (198.19)	¥ (12,420.98)
Products [Member]
OPERATING REVENUES
Total operating revenues		$ 1,392,835	¥ 9,948,882	¥ 7,903,228	¥ 22,401,569
Services [Member]
OPERATING REVENUES
Total operating revenues		$ 55,122,897	¥ 393,737,341	¥ 282,394,756	¥ 181,146,436

[1]	The shares and per share information are presented on a retroactive basis to reflect the Share Consolidation and the reclassification of Class A and Class B ordinary shares (Note 17).